Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2018
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Geographic Information
1)	Geographic information

	Net Revenue from External Customers		Noncurrent Assets
	Years Ended December 31		December 31,
	2016	2017	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Taiwan	$125,106.7	$88,046.1	$1,027,963.2	$1,039,471.3
United States	626,434.8	635,851.7	7,515.9	7,569.8
China	82,634.1	110,201.4	44,204.9	43,574.5
Europe, the Middle East and Africa	58,112.4	69,046.8	8.1	8.3
Japan	44,373.0	60,628.0	8.5	13.1
Others	11,277.3	13,673.2	—	—

	$947,938.3	$977,447.2	$1,079,700.6	$1,090,637.0

Production Information
2)	Product information

	Years Ended December 31
Product	2016	2017
	NT$ (In Millions)	NT$ (In Millions)
Wafer	$861,519.9	$875,461.4
Others	86,418.4	101,985.8

	$947,938.3	$977,447.2

Major Customers Representing at Least 10% of Net Revenue
3)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2016		2017		2018
	Amount	%	Amount	%	Amount	%
	NT$ (In Millions)		NT$ (In Millions)		NT$ (In Millions)
Customer A	$161,261.4	17	$220,463.1	23	$224,690.7	22
Customer B	106,541.9	11	63,805.9	7	59,149.0	6